Reverse Recapitalization - Share After Merger (Details) - shares	Aug. 26, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reverse Recapitalization
Common stock of AHAC, outstanding prior to Merger	10,355,000
Less redemption of AHAC shares	(3,008,551)
Common stock of AHAC	7,346,449
AHAC Founder Shares	2,500,000
New Humacyte shares issued to PIPE Investors	17,500,000
Issuance of common stock upon reverse recapitalization and PIPE Financing	27,346,449
New Humacyte shares issued in Merger to Legacy Humacyte stockholders	75,656,935
Total shares of common stock immediately after Merger	103,003,384	103,003,384	5,822,396	5,627,157
Common stock issued upon conversion of Legacy Humacyte's redeemable convertible preferred stock	69,613,562